EMPLOYEE BENEFIT PLANS - Schedule of Amounts Recognized in Consolidated Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Pension expense (income)
Defined Benefit Plan Disclosure [Line Items]
Other assets (due beyond one year)	$ 96	$ 76
Other liabilities (due within one year)	(1)	(1)
Other liabilities (due beyond one year)	(2)	(3)
Net amount recognized in the consolidated balance sheets	93	73
Post-Retirement Plan
Defined Benefit Plan Disclosure [Line Items]
Other liabilities (due within one year)	(1)	(1)
Other liabilities (due beyond one year)	(23)	(21)
Net amount recognized in the consolidated balance sheets	$ (24)	$ (21)